Trade Receivables - Ageing Analysis of Trade Receivables Based on Transaction Date (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade receivables	¥ 2,525	¥ 3,152
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,568	3,188
Gross carrying amount [member] | Within 1 month [member]
Disclosure of financial assets [line items]
Trade receivables	1,972	2,308
Gross carrying amount [member] | More than 1 month but less than 3 months [member]
Disclosure of financial assets [line items]
Trade receivables	307	555
Gross carrying amount [member] | More than 3 month but less than 1 year [member]
Disclosure of financial assets [line items]
Trade receivables	231	297
Gross carrying amount [member] | More than 1 year [member]
Disclosure of financial assets [line items]
Trade receivables	58	28
Loss allowance [member]
Disclosure of financial assets [line items]
Trade receivables	¥ (43)	¥ (36)